Commitments and Contingencies - Schedule of Future Minimum Lease Payments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Commitments And Contingencies Disclosure [Abstract]
2014	$ 1,233,846
2015	1,270,861
2016	1,308,987
2017	1,348,257
2018	1,388,705
Thereafter	2,285,501
Total	$ 8,836,157